Convertible Debt – Related Party (Details) - Schedule of convertible debt	3 Months Ended
Mar. 31, 2023 USD ($)
Convertible Debt – Related Party (Details) - Schedule of convertible debt [Line Items]
Beginning balance	$ 77,847
Issued during the period
Conversion feature
Accretion
Repayment
Effects of currency translation	(1,655)
Ending balance	76,192
2019 and 2020 Convertible Loans [Member]
Convertible Debt – Related Party (Details) - Schedule of convertible debt [Line Items]
Beginning balance	32,181
Issued during the period
Conversion feature
Accretion
Repayment
Effects of currency translation	408
Ending balance	32,589
2017 Convertible Loans [Member]
Convertible Debt – Related Party (Details) - Schedule of convertible debt [Line Items]
Beginning balance	45,666
Issued during the period
Conversion feature
Accretion
Repayment
Effects of currency translation	(2,063)
Ending balance	$ 43,603